DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED - Digital Assets Borrowed (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Securities Borrowed, Allowance for Credit Loss [Line Items]
Digital assets borrowed	$ 3,055,182	$ 1,497,609
Digital assets borrowed, non-current	9,580	0
Digital assets borrowed	3,064,762	$ 1,497,609
Bitcoin, Ether, DAI, and SOL
Securities Borrowed, Allowance for Credit Loss [Line Items]
Digital assets borrowed, percentage		87.00%
Galaxy Digital Holdings, LP
Securities Borrowed, Allowance for Credit Loss [Line Items]
Digital assets borrowed		$ 1,497,609	$ 398,277
Digital assets borrowed, non-current	$ 3,064,762	1,497,609
Digital assets borrowed		$ 1,497,609	$ 398,277
Galaxy Digital Holdings, LP | Bitcoin and Tether
Securities Borrowed, Allowance for Credit Loss [Line Items]
Digital assets borrowed, percentage		87.00%
Galaxy Digital Holdings, LP | Bitcoin, Ether, DAI, and SOL
Securities Borrowed, Allowance for Credit Loss [Line Items]
Digital assets borrowed, percentage			84.00%